Business Combinations - Summary of the Acquisition Date Fair Value of the Purchase Consideration Transferred (Details)	May 17, 2021 USD ($)
Disclosure Of Business Combinations [Line Items]
Earn-out consideration, subject to achievement of certain revenue milestones	$ 3,189,972
Invoice Bazaar
Disclosure Of Business Combinations [Line Items]
Cash	4,000,000
Earn-out consideration, subject to achievement of certain revenue milestones	2,000,000
Total purchase consideration	$ 7,189,972